Loans, Impaired Loans, and Allowance for Credit Losses (Tables)	6 Months Ended
Apr. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Banks Loans and Acceptances
The following table provides details regarding the Bank’s loans and acceptances as at April 30, 2022 and October 31, 2021.
Loans and Acceptances

(millions of Canadian dollars)	As at
	April 30, 2022	October 31, 2021
Residential mortgages	$281,032	$268,340
Consumer instalment and other personal	196,782	189,864
Credit card	32,064	30,738

Business and government	261,170	240,070

	771,048	729,012
Customers’ liability under acceptances	19,515	18,448

Loans at FVOCI (Note 4)	1,587	1,602

Total loans and acceptances	792,150	749,062

Total allowance for loan losses	6,076	6,390

Total loans and acceptances, net of allowance	786,074	742,672

Summary of Credit Quality
Business and government loans (including loans at FVOCI) and customers’ liability under acceptances are grouped together as reflected below for presentation in the “Loans and Acceptances by Risk Ratings” table.
Loans and Acceptances – Business and Government

(millions of Canadian dollars)	As at
	April 30, 2022	October 31, 2021
Loans at amortized cost	$261,170	$240,070
Customers’ liability under acceptances	19,515	18,448

Loans at FVOCI (Note 4)	1,587	1,602

Loans and acceptances	282,272	260,120

Allowance for loan and acceptances losses	2,635	2,751

Loans and acceptances, net of allowance	279,637	257,369

Summary of Gross Carrying Amounts of Loans, Acceptances and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings
The following table provides the gross carrying amounts of loans, acceptances and credit risk exposures on loan commitments and financial guarantee contracts by internal risk ratings for credit risk management purposes, presenting separately those that are subject to Stage 1, Stage 2, and Stage 3 allowances.
Loans and Acceptances by Risk Ratings

(millions of Canadian dollars)										As at
	April 30, 2022					October 31, 2021
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Residential mortgages 1,2,3
Low Risk	$231,822	$46	$	n/a	$231,868	$208,030	$4,113	$	n/a	$212,143
Normal Risk	37,579	5,559		n/a	43,138	38,922	9,768		n/a	48,690
Medium Risk	143	3,680		n/a	3,823	–	4,405		n/a	4,405
High Risk	1	1,472		293	1,766	–	2,380		266	2,646

Default	n/a	n/a		437	437	n/a	n/a		456	456

Total loans	269,545	10,757		730	281,032	246,952	20,666		722	268,340

Allowance for loan losses	130	75		50	255	35	175		51	261

Loans, net of allowance	269,415	10,682		680	280,777	246,917	20,491		671	268,079
Consumer instalment and other personal 4
Low Risk	110,200	1,509		n/a	111,709	94,425	1,397		n/a	95,822
Normal Risk	51,000	6,660		n/a	57,660	62,484	1,255		n/a	63,739
Medium Risk	15,024	4,146		n/a	19,170	18,201	3,917		n/a	22,118
High Risk	1,184	6,301		370	7,855	1,073	6,346		379	7,798

Default	n/a	n/a		388	388	n/a	n/a		387	387

Total loans	177,408	18,616		758	196,782	176,183	12,915		766	189,864

Allowance for loan losses	535	828		155	1,518	520	914		139	1,573

Loans, net of allowance	176,873	17,788		603	195,264	175,663	12,001		627	188,291
Credit card
Low Risk	5,954	10		n/a	5,964	5,467	7		n/a	5,474
Normal Risk	10,892	115		n/a	11,007	10,109	68		n/a	10,177
Medium Risk	9,569	768		n/a	10,337	8,909	1,158		n/a	10,067
High Risk	885	3,602		187	4,674	476	4,319		149	4,944

Default	n/a	n/a		82	82	n/a	n/a		76	76

Total loans	27,300	4,495		269	32,064	24,961	5,552		225	30,738

Allowance for loan losses	676	817		175	1,668	671	996		138	1,805

Loans, net of allowance	26,624	3,678		94	30,396	24,290	4,556		87	28,933
Business and government 1,2,3,5
Investment grade or Low/Normal Risk	119,736	120		n/a	119,856	110,129	699		n/a	110,828
Non-Investment grade or Medium Risk	141,286	10,439		n/a	151,725	125,638	12,149		n/a	137,787
Watch and classified or High Risk	130	9,792		76	9,998	108	10,547		70	10,725

Default	n/a	n/a		693	693	n/a	n/a		780	780

Total loans and acceptances	261,152	20,351		769	282,272	235,875	23,395		850	260,120

Allowance for loan and acceptances losses	1,005	1,305		325	2,635	1,037	1,407		307	2,751

Loans and acceptances, net of allowance	260,147	19,046		444	279,637	234,838	21,988		543	257,369
Total loans and acceptances 6	735,405	54,219		2,526	792,150	683,971	62,528		2,563	749,062

Total allowance for loan losses 6,7	2,346	3,025		705	6,076	2,263	3,492		635	6,390
Total loans and acceptances, net of allowance 6	$733,059	$51,194		$1,821	$786,074	$681,708	$59,036		$1,928	$742,672

1
Includes impaired loans with a balance of $72 million (October 31, 2021 – $86 million) which did not have a related allowance for loan losses as the realizable value of the collateral exceeded the loan amount.

2
Excludes trading loans and
non-trading
loans at fair value through profit or loss (FVTPL) with a fair value of $12 billion (October 31, 2021 – $12 billion) and $4 billion (October 31, 2021 – $2 billion), respectively.

3	Includes insured mortgages of $80 billion (October 31, 2021 – $82 billion).
4	Includes Canadian government-insured real estate personal loans of $10 billion (October 31, 2021 – $10 billion).
5
Includes loans guaranteed by government agencies of $28 billion (October 31, 2021 – $26 billion), which are primarily reported in
Non-Investment
grade or a lower risk rating based on the borrowers’ credit risk.

6
Stage 3 includes acquired credit-impaired (ACI) loans of $129 million (October 31, 2021 – $152 million) and a related allowance for loan losses of $3 million (October 31, 2021 – $6 million), which have been included in the “Default” risk rating category as they were impaired at acquisition.

7	Includes allowance for loan losses related to loans that are measured at FVOCI of nil (October 31, 2021 – nil).

Loans and Acceptances by Risk Ratings
(Continued)
–
Off-Balance
Sheet Credit Instruments
1

(millions of Canadian dollars)										As at
	April 30, 2022					October 31, 2021
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Retail Exposures 2
Low Risk	$242,925	$615	$	n/a	$243,540	$222,348	$232	$	n/a	$222,580
Normal Risk	76,358	977		n/a	77,335	80,529	501		n/a	81,030
Medium Risk	12,498	778		n/a	13,276	13,993	551		n/a	14,544
High Risk	896	927		–	1,823	890	1,004		–	1,894
Default	n/a	n/a		–	–	n/a	n/a		–	–
Non-Retail Exposures 3
Investment grade	207,161	–		n/a	207,161	195,293	–		n/a	195,293
Non-Investment grade	80,803	3,678		n/a	84,481	80,076	5,329		n/a	85,405
Watch and classified	329	3,846		–	4,175	38	5,097		–	5,135

Default	n/a	n/a		55	55	n/a	n/a		86	86
Total off-balance sheet credit instruments	620,970	10,821		55	631,846	593,167	12,714		86	605,967
Allowance for off-balance sheet credit instruments	399	433		2	834	386	467		3	856
Total off-balance sheet credit instruments, net of allowance	$620,571	$10,388		$53	$631,012	$592,781	$12,247		$83	$605,111

1	Excludes mortgage commitments.
2	Includes $333 billion (October 31, 2021 – $318 billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
3	Includes $47 billion (October 31, 2021 – $48 billion) of the undrawn component of uncommitted credit and liquidity facilities.

Summary of Allowance for Credit Losses
The following table provides details on the Bank’s allowance for credit losses as at and for the three and six months ended April 30, 2022 and April 30, 2021, including allowance for off-balance
sheet instruments in the applicable categories.
Allowance for Credit Losses

(millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Write-offs, net of recoveries	Foreign exchange, disposals, and other adjustments	Balance at end of period	Balance at beginning of period	Provision for credit losses	Write-offs, net of recoveries	Foreign exchange, disposals, and other adjustments	Balance at end of period
	For the three months ended
	April 30, 2022					April 30, 2021
Residential mortgages	$250	$2	$2	$1	$255	$301	$(49)	$(3)	$(4)	$245
Consumer instalment and other personal	1,592	113	(116)	6	1,595	2,038	(48)	(142)	(32)	1,816
Credit card	2,328	34	(163)	14	2,213	2,931	(95)	(199)	(74)	2,563

Business and government	2,971	(122)	(14)	12	2,847	3,667	(182)	(49)	(91)	3,345
Total allowance for loan losses, including off-balance sheet instruments	7,141	27	(291)	33	6,910	8,937	(374)	(393)	(201)	7,969
Debt securities at amortized cost	2	(1)	–	–	1	2	–	–	–	2

Debt securities at FVOCI	5	1	–	–	6	6	(3)	–	1	4
Total allowance for credit losses on debt securities	7	–	–	–	7	8	(3)	–	1	6
Total allowance for credit losses	$7,148	$27	$(291)	$33	$6,917	$8,945	$(377)	$(393)	$(200)	$7,975
Comprising:
Allowance for credit losses on loans at amortized cost	$6,239				$6,076	$7,932				$6,998
Allowance for credit losses on loans at FVOCI	–				–	1				1

Allowance for loan losses	6,239				6,076	7,933				6,999

Allowance for off-balance sheet instruments	902				834	1,004				970
Allowance for credit losses on debt securities	7				7	8				6

	For the six months ended
	April 30, 2022					April 30, 2021
Residential mortgages	$261	$(8)	$–	$2	$255	$302	$(43)	$(6)	$(8)	$245
Consumer instalment and other personal	1,649	165	(241)	22	1,595	2,112	103	(325)	(74)	1,816
Credit card	2,314	151	(307)	55	2,213	3,184	(47)	(414)	(160)	2,563

Business and government	3,022	(207)	(28)	60	2,847	3,779	(75)	(166)	(193)	3,345
Total allowance for loan losses, including off-balance sheet instruments	7,246	101	(576)	139	6,910	9,377	(62)	(911)	(435)	7,969
Debt securities at amortized cost	2	(1)	–	–	1	2	–	–	–	2

Debt securities at FVOCI	7	(1)	–	–	6	5	(2)	–	1	4
Total allowance for credit losses on debt securities	9	(2)	–	–	7	7	(2)	–	1	6
Total allowance for credit losses	$7,255	$99	$(576)	$139	$6,917	$9,384	$(64)	$(911)	$(434)	$7,975
Comprising:
Allowance for credit losses on loans at amortized cost	$6,390				$6,076	$8,289				$6,998
Allowance for credit losses on loans at FVOCI	–				–	1				1

Allowance for loan losses	6,390				6,076	8,290				6,999

Allowance for off-balance sheet instruments	856				834	1,087				970
Allowance for credit losses on debt securities	9				7	7				6

Summary of Allowance for Loan Losses
The following table provides details on the Bank’s allowance for loan losses by stage as at and for the three months ended April 30, 2022 and April 30, 2021.
Allowance for Loan Losses by Stage

(millions of Canadian dollars)	For the three months ended
April 30, 2022	April 30, 2021
Stage 1	Stage 2	Stage 3	1	Total	Stage 1	Stage 2	Stage 3	1	Total
Residential Mortgages
Balance at beginning of period	$30	$175	$45	$250	$26	$214	$61	$301
Provision for credit losses
Transfer to Stage 1 2	56	(55)	(1)	–	36	(35)	(1)	–
Transfer to Stage 2	(3)	5	(2)	–	(6)	12	(6)	–
Transfer to Stage 3	–	(1)	1	–	–	(3)	3	–
Net remeasurement due to transfers into stage 3	(7)	2	–	(5)	(7)	2	–	(5)
New originations or purchases 4	12	n/a	n/a	12	2	n/a	n/a	2
Net repayments 5	(1)	(1)	–	(2)	(1)	(1)	–	(2)
Derecognition of financial assets (excluding disposals and write-offs) 6	(1)	(7)	(5)	(13)	(3)	(11)	(35)	(49)
Changes to risk, parameters, and models 7	43	(43)	10	10	(24)	(10)	39	5
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(1)	(1)	–	–	(4)	(4)
Recoveries	–	–	3	3	–	–	1	1
Foreign exchange and other adjustments	1	–	–	1	–	(2)	(2)	(4)
Balance at end of period	$130	$75	$50	$255	$23	$166	$56	$245
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$549	$883	$160	$1,592	$529	$1,333	$176	$2,038
Provision for credit losses
Transfer to Stage 1 2	190	(189)	(1)	–	364	(362)	(2)	–
Transfer to Stage 2	(47)	64	(17)	–	(24)	39	(15)	–
Transfer to Stage 3	(3)	(56)	59	–	(3)	(53)	56	–
Net remeasurement due to transfers into stage 3	(58)	53	2	(3)	(108)	30	3	(75)
New originations or purchases 4	65	n/a	n/a	65	55	n/a	n/a	55
Net repayments 5	(20)	(18)	(3)	(41)	(25)	(27)	(5)	(57)
Derecognition of financial assets (excluding disposals and write-offs) 6	(20)	(42)	(14)	(76)	(19)	(41)	(12)	(72)
Changes to risk, parameters, and models 7	(90)	173	85	168	(171)	181	91	101
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(192)	(192)	–	–	(233)	(233)
Recoveries	–	–	76	76	–	–	91	91
Foreign exchange and other adjustments	2	4	–	6	(11)	(18)	(3)	(32)
Balance, including off-balance sheet instruments, at end of period	568	872	155	1,595	587	1,082	147	1,816
Less: Allowance for off-balance sheet instruments 8	33	44	–	77	25	88	–	113
Balance at end of period	$535	$828	$155	$1,518	$562	$994	$147	$1,703
Credit Card 9
Balance, including off-balance sheet instruments, at beginning of period	$897	$1,269	$162	$2,328	$842	$1,867	$222	$2,931
Provision for credit losses
Transfer to Stage 1 2	373	(368)	(5)	–	385	(380)	(5)	–
Transfer to Stage 2	(68)	77	(9)	–	(41)	55	(14)	–
Transfer to Stage 3	(4)	(172)	176	–	(2)	(175)	177	–
Net remeasurement due to transfers into stage 3	(107)	104	5	2	(118)	70	3	(45)
New originations or purchases 4	38	n/a	n/a	38	26	n/a	n/a	26
Net repayments 5	(15)	(1)	5	(11)	(52)	(7)	6	(53)
Derecognition of financial assets (excluding disposals and write-offs) 6	(10)	(24)	(37)	(71)	(12)	(36)	(54)	(102)
Changes to risk, parameters, and models 7	(189)	225	40	76	(152)	166	65	79
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(241)	(241)	–	–	(288)	(288)
Recoveries	–	–	78	78	–	–	89	89
Foreign exchange and other adjustments	6	7	1	14	(24)	(43)	(7)	(74)
Balance, including off-balance sheet instruments, at end of period	921	1,117	175	2,213	852	1,517	194	2,563
Less: Allowance for off-balance sheet instruments 8	245	300	–	545	187	326	–	513
Balance at end of period	$676	$817	$175	$1,668	$665	$1,191	$194	$2,050

1	Includes allowance for loan losses related to ACI loans.
2	Transfers represent stage transfer movements prior to ECL remeasurement.
3
Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2,
Summary of Significant Accounting Policies
and Note 3
, Significant Accounting Judgments, Estimates and Assumptions
of the Bank’s 2021 Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

4	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
5	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
6	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
7
Represents the changes in the allowance related to current period changes in risk (e.g., PD) caused by changes to macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward Looking Information and Expert Credit Judgment” sections of Note 2,
Summary of Significant Accounting Policies
and Note 3,
Significant Accounting Judgments, Estimates and Assumptions
of the Bank’s 2021 Annual Consolidated Financial Statements for further details.

8	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
9
Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2021 Annual Consolidated Financial Statements for further details.

Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars)	For the three months ended
April 30, 2022	April 30, 2021
Stage 1	Stage 2	Stage 3	1	Total	Stage 1	Stage 2	Stage 3	1	Total
Business and Government 2
Balance, including off-balance sheet instruments, at beginning of period	$1,181	$1,471	$319	$2,971	$1,450	$1,877	$340	$3,667
Provision for credit losses
Transfer to Stage 1 3	122	(122)	–	–	127	(125)	(2)	–
Transfer to Stage 2	(84)	91	(7)	–	(124)	127	(3)	–
Transfer to Stage 3	–	(22)	22	–	–	(38)	38	–
Net remeasurement due to transfers into stage 3	(27)	15	–	(12)	(31)	40	–	9
New originations or purchases 3	222	n/a	n/a	222	239	n/a	n/a	239
Net repayments 3	13	(17)	(6)	(10)	(13)	(62)	(18)	(93)
Derecognition of financial assets (excluding disposals and write-offs) 3	(148)	(126)	(89)	(363)	(181)	(186)	(112)	(479)
Changes to risk, parameters, and models 3	(160)	96	105	41	(143)	101	184	142
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(28)	(28)	–	–	(60)	(60)
Recoveries	–	–	14	14	–	–	11	11
Foreign exchange and other adjustments	7	8	(3)	12	(37)	(45)	(9)	(91)
Balance, including off-balance sheet instruments, at end of period	1,126	1,394	327	2,847	1,287	1,689	369	3,345
Less: Allowance for off-balance sheet instruments 4	121	89	2	212	169	149	26	344
Balance at end of period	1,005	1,305	325	2,635	1,118	1,540	343	3,001
Total Allowance, including off-balance sheet instruments, at end of period	2,745	3,458	707	6,910	2,749	4,454	766	7,969
Less: Total Allowance for off-balance sheet instruments 4	399	433	2	834	381	563	26	970
Total Allowance for Loan Losses at end of period	$2,346	$3,025	$705	$6,076	$2,368	$3,891	$740	$6,999

1	Includes allowance for loan losses related to ACI loans.
2	Includes allowance for loan losses related to customers’ liability under acceptances.
3	For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
4	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
The following table provides details on the Bank’s allowance for loan losses by stage as at and for the six months ended April 30, 2022 and April 30, 2021.
Allowance for Loan Losses by Stage

(millions of Canadian dollars)	For the six months ended
April 30, 2022	April 30, 2021
Stage 1	Stage 2	Stage 3	1	Total	Stage 1	Stage 2	Stage 3	1	Total
Residential Mortgages
Balance at beginning of period	$35	$175	$51	$261	$32	$205	$65	$302
Provision for credit losses
Transfer to Stage 1 2	79	(78)	(1)	–	52	(51)	(1)	–
Transfer to Stage 2	(7)	12	(5)	–	(18)	29	(11)	–
Transfer to Stage 3	–	(5)	5	–	–	(7)	7	–
Net remeasurement due to transfers into stage 3	(11)	5	–	(6)	(10)	5	–	(5)
New originations or purchases 4	16	n/a	n/a	16	5	n/a	n/a	5
Net repayments 5	(2)	(2)	–	(4)	(4)	(2)	–	(6)
Derecognition of financial assets (excluding disposals and write-offs) 6	(2)	(11)	(16)	(29)	(4)	(19)	(40)	(63)
Changes to risk, parameters, and models 7	21	(22)	16	15	(28)	12	42	26
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(4)	(4)	–	–	(8)	(8)
Recoveries	–	–	4	4	1	(3)	4	2
Foreign exchange and other adjustments	1	1	–	2	(3)	(3)	(2)	(8)
Balance at end of period	$130	$75	$50	$255	$23	$166	$56	$245
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$550	$960	$139	$1,649	$595	$1,330	$187	$2,112
Provision for credit losses
Transfer to Stage 1 2	394	(392)	(2)	–	633	(628)	(5)	–
Transfer to Stage 2	(81)	109	(28)	–	(67)	98	(31)	–
Transfer to Stage 3	(4)	(109)	113	–	(5)	(105)	110	–
Net remeasurement due to transfers into stage 3	(108)	86	4	(18)	(210)	79	4	(127)
New originations or purchases 4	121	n/a	n/a	121	106	n/a	n/a	106
Net repayments 5	(40)	(38)	(6)	(84)	(50)	(54)	(8)	(112)
Derecognition of financial assets (excluding disposals and write-offs) 6	(42)	(90)	(27)	(159)	(40)	(79)	(19)	(138)
Changes to risk, parameters, and models 7	(229)	332	202	305	(352)	481	245	374
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(389)	(389)	–	–	(491)	(491)
Recoveries	–	–	148	148	–	–	166	166
Foreign exchange and other adjustments	7	14	1	22	(23)	(40)	(11)	(74)
Balance, including off-balance sheet instruments, at end of period	568	872	155	1,595	587	1,082	147	1,816
Less: Allowance for off-balance sheet instruments 8	33	44	–	77	25	88	–	113
Balance at end of period	$535	$828	$155	$1,518	$562	$994	$147	$1,703
Credit Card 9
Balance, including off-balance sheet instruments, at beginning of period	$878	$1,298	$138	$2,314	$799	$2,181	$204	$3,184
Provision for credit losses
Transfer to Stage 1 2	697	(688)	(9)	–	763	(753)	(10)	–
Transfer to Stage 2	(126)	143	(17)	–	(83)	112	(29)	–
Transfer to Stage 3	(10)	(319)	329	–	(4)	(355)	359	–
Net remeasurement due to transfers into stage 3	(203)	185	9	(9)	(279)	132	5	(142)
New originations or purchases 4	109	n/a	n/a	109	53	n/a	n/a	53
Net repayments 5	(5)	–	9	4	(61)	(9)	12	(58)
Derecognition of financial assets (excluding disposals and write-offs) 6	(33)	(75)	(72)	(180)	(24)	(72)	(99)	(195)
Changes to risk, parameters, and models 7	(408)	545	90	227	(267)	382	180	295
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(462)	(462)	–	–	(570)	(570)
Recoveries	–	–	155	155	–	–	156	156
Foreign exchange and other adjustments	22	28	5	55	(45)	(101)	(14)	(160)
Balance, including off-balance sheet instruments, at end of period	921	1,117	175	2,213	852	1,517	194	2,563
Less: Allowance for off-balance sheet instruments 8	245	300	–	545	187	326	–	513
Balance at end of period	$676	$817	$175	$1,668	$665	$1,191	$194	$2,050

1	Includes allowance for loan losses related to ACI loans.
2	Transfers represent stage transfer movements prior to ECL remeasurement.
3
Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2,
Summary of Significant Accounting Policies
and Note 3
, Significant Accounting Judgments, Estimates and Assumptions
of the Bank’s 2021 Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

4	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
5	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
6	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
7
Represents the changes in the allowance related to current period changes in risk (e.g., PD) caused by changes to macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward Looking Information and Expert Credit Judgment” sections of Note 2,
Summary of Significant Accounting Policies
and Note 3,
Significant Accounting Judgments, Estimates and Assumptions
of the Bank’s 2021 Annual Consolidated Financial Statements for further details.

8	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
9
Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2021 Annual Consolidated Financial Statements for further details.

Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars)	For the six months ended
April 30, 2022	April 30, 2021
Stage 1	Stage 2	Stage 3	1	Total	Stage 1	Stage 2	Stage 3	1	Total
Business and Government 2
Balance, including off-balance sheet instruments, at beginning of period	$1,186	$1,526	$310	$3,022	$1,499	$1,858	$422	$3,779
Provision for credit losses
Transfer to Stage 1 3	209	(208)	(1)	–	230	(227)	(3)	–
Transfer to Stage 2	(183)	192	(9)	–	(262)	269	(7)	–
Transfer to Stage 3	(1)	(41)	42	–	(3)	(65)	68	–
Net remeasurement due to transfers into stage 3	(47)	31	–	(16)	(57)	77	(2)	18
New originations or purchases 3	478	n/a	n/a	478	561	n/a	n/a	561
Net repayments 3	17	(33)	(30)	(46)	(6)	(69)	(67)	(142)
Derecognition of financial assets (excluding disposals and write-offs) 3	(356)	(279)	(162)	(797)	(380)	(368)	(174)	(922)
Changes to risk, parameters, and models 3	(206)	171	209	174	(216)	305	321	410
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(54)	(54)	–	–	(191)	(191)
Recoveries	–	–	26	26	–	–	25	25
Foreign exchange and other adjustments	29	35	(4)	60	(79)	(91)	(23)	(193)
Balance, including off-balance sheet instruments, at end of period	1,126	1,394	327	2,847	1,287	1,689	369	3,345
Less: Allowance for off-balance sheet instruments 4	121	89	2	212	169	149	26	344
Balance at end of period	1,005	1,305	325	2,635	1,118	1,540	343	3,001
Total Allowance, including off-balance sheet instruments, at end of period	2,745	3,458	707	6,910	2,749	4,454	766	7,969
Less: Total Allowance for off-balance sheet instruments 4	399	433	2	834	381	563	26	970
Total Allowance for Loan Losses at end of period	$2,346	$3,025	$705	$6,076	$2,368	$3,891	$740	$6,999

1	Includes allowance for loan losses related to ACI loans.
2	Includes allowance for loan losses related to customers’ liability under acceptances.
3	For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
4	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.

Summary of Macroeconomic Variables impacted in Determining ECLs
Macroeconomic Variables

	As at
	April 30, 2022
	Base Forecast		Upside Scenario		Downside Scenario
	Average Q2 2022- Q1 2023 1	Remaining 4-year period 1	Average Q2 2022- Q1 2023 1	Remaining 4-year period 1	Average Q2 2022- Q1 2023 1	Remaining 4-year period 1
Unemployment rate
Canada	5.3%	5.8%	5.3%	5.4%	6.1%	6.2%
United States	3.5	3.8	3.4	3.5	4.3	4.3
Real GDP
Canada	4.1	1.9	5.1	1.9	2.7	2.3
United States	2.9	1.9	3.9	1.9	1.7	2.2
Home prices
Canada (average existing price) 2	11.3	1.6	13.1	2.0	11.1	2.2
United States (CoreLogic HPI) 3	8.0	3.0	10.9	3.0	7.9	3.6
Central bank policy interest rate
Canada	1.63	1.81	1.63	2.25	2.25	1.55
United States	1.63	2.06	1.38	2.45	2.44	1.63
U.S. 10-year treasury yield	2.33	2.24	2.59	2.39	2.28	2.13
U.S. 10-year BBB spread (%-pts)	1.76	1.80	1.70	1.72	2.23	1.77

Exchange rate (U.S. dollar/Canadian dollar)	$0.80	$0.80	$0.81	$0.81	$0.79	$0.80

1	The numbers represent average values for the quoted periods, and average of year-on-year growth for real GDP and home prices.
2	The average home price is the average transacted sale price of homes sold via the Multiple Listing Service; data is collected by the Canadian Real Estate Association.
3	The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.

Schedule of Change from Base to Probability-Weighted ECL
The following table presents the base ECL scenario compared to the probability-weighted ECLs, with the latter derived from three ECL scenarios for performing loans and off-balance
sheet instruments. The difference reflects the impact of deriving multiple scenarios around the base ECLs and resultant change in ECLs due to non-linearity
and sensitivity to using macroeconomic forecasts.
Change from Base to Probability-Weighted ECLs

(millions of Canadian dollars, except as noted)	As at
	April 30, 2022	October 31, 2021
Probability-weighted ECLs	$6,203	$6,608

Base ECLs	6,055	6,412
Difference – in amount	$148	$196
Difference – in percentage	2.4%	3.1%

Schedule of Incremental Lifetime ECL Impact
Incremental Lifetime ECLs Impact

(millions of Canadian dollars)		As at
	April 30, 2022	October 31, 2021
Probability-weighted ECLs	$6,203	$6,608

All performing loans and off-balance sheet instruments using 12-month ECLs	4,621	4,903
Incremental lifetime ECLs impact	$1,582	$1,705

Summary of Loans Past Due but Not Impaired	The following table summarizes loans that are past due but not impaired. Loans less than 31 days contractually past due are excluded as they do not generally reflect a borrower’s ability to meet their payment obligations.

Loans Past Due but not Impaired 1
(millions of Canadian dollars)						As at
	April 30, 2022			October 31, 2021
	31-60 days	61-89 days	Total	31-60 days	61-89 days	Total
Residential mortgages	$202	$73	$275	$229	$62	$291
Consumer instalment and other personal	471	170	641	512	156	668
Credit card	195	128	323	186	113	299

Business and government	186	166	352	785	139	924
Total	$1,054	$537	$1,591	$1,712	$470	$2,182

1	Includes loans that are measured at FVOCI.